Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments
	2014				2013
		Gross	Gross			Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Amortized	unrealized	unrealized	Estimated
December 31 (In millions)	cost	gains	losses	fair value	cost	gains	losses	fair value

GE
Debt
U.S. corporate	$12	$-	$-	$12	$21	$14	$-	$35
Corporate – non-U.S.	1	-	-	1	13	-	(1)	12
Equity
Available-for-sale	69	4	(2)	71	302	9	(41)	270
Trading	-	-	-	-	6	-	-	6
	82	4	(2)	84	342	23	(42)	323

GECC
Debt
U.S. corporate	19,889	3,967	(69)	23,787	19,600	2,323	(217)	21,706
State and municipal	5,181	624	(56)	5,749	4,245	235	(191)	4,289
Residential mortgage-backed(a)	1,578	153	(6)	1,725	1,819	139	(48)	1,910
Commercial mortgage-backed	2,903	170	(10)	3,063	2,929	188	(82)	3,035
Asset-backed	8,084	9	(175)	7,918	7,373	60	(46)	7,387
Corporate – non-U.S.	1,021	115	(1)	1,135	1,285	96	(8)	1,373
Government – non-U.S.	1,646	152	(2)	1,796	2,336	81	(7)	2,410
U.S. government and federal
agency	1,957	56	-	2,013	752	45	(27)	770
Retained interests	16	1	-	17	20	1	-	21
Equity
Available-for-sale	197	58	(1)	254	195	37	(3)	229
Trading	21	-	-	21	72	-	-	72
	42,493	5,305	(320)	47,478	40,626	3,205	(629)	43,202

Eliminations	(4)	-	-	(4)	(5)	-	-	(5)
Total	$42,571	$5,309	$(322)	$47,558	$40,963	$3,228	$(671)	$43,520

(a) Substantially collateralized by U.S. mortgages. At December 31, 2014, $1,191 million related to securities issued by government-sponsored entities and $534 million related to securities of private-label issuers. Securities issued by private-label issuers are collateralized primarily by pools of individual direct mortgage loans of financial institutions

Schedule of investments, by type and length in continuous loss position
ESTIMATED FAIR VALUE AND GROSS UNREALIZED LOSSES OF AVAILABLE-FOR-SALE INVESTMENT
SECURITIES

	In loss position for
	Less than 12 months		12 months or more
		Gross		Gross
	Estimated	unrealized	Estimated	unrealized
December 31 (In millions)	fair value(a)	losses(a)(b)	fair value	losses(b)

2014
Debt
U.S. corporate	$554	$(16)	$836	$(53)
State and municipal	81	(1)	348	(55)
Residential mortgage-backed	30	-	159	(6)
Commercial mortgage-backed	165	(1)	204	(9)
Asset-backed	7,493	(158)	77	(17)
Corporate – non-U.S.	42	(1)	3	-
Government – non-U.S.	677	(2)	14	-
U.S. government and federal agency	705	-	1	-
Equity	18	(3)	-	-
Total	$9,765	$(182)	$1,642	$(140)	(c)

2013
Debt
U.S. corporate	$2,170	$(122)	$598	$(95)
State and municipal	1,076	(82)	367	(109)
Residential mortgage-backed	232	(11)	430	(37)
Commercial mortgage-backed	396	(24)	780	(58)
Asset-backed	112	(2)	359	(44)
Corporate – non-U.S.	108	(4)	170	(5)
Government – non-U.S.	1,479	(6)	42	(1)
U.S. government and federal agency	229	(27)	254	-
Retained interests	2	-	-	-
Equity	253	(44)	-	-
Total	$6,057	$(322)	$3,000	$(349)

(a) Includes the estimated fair value of and gross unrealized losses on Corporate-non-U.S. and Equity securities held by GE. At December 31, 2014, there were no Corporate-non-U.S. securities held by GE in a loss position. At December 31, 2014, the estimated fair value of and gross unrealized losses on Equity securities were $4 million and $(2) million, respectively. At December 31, 2013, the estimated fair value of and gross unrealized losses on Corporate-non-U.S. securities were $12 million and $(1) million, respectively. At December 31, 2013 the estimated fair value of and gross unrealized losses on Equity securities were $222 million and $(41) million, respectively.

(b) Included gross unrealized losses related to securities that had other-than-temporary impairments previously recognized of an insignificant amount at December 31, 2014.

(c) The majority relate to debt securities held to support obligations to holders of GICs and more than 70% are debt securities that were considered to be investment-grade by the major rating agencies at December 31, 2014.

Pre Tax Other Than Temporary Impairments On Investment Securities [TableTextBlock]
PRE-TAX, OTHER-THAN-TEMPORARY IMPAIRMENTS ON INVESTMENT SECURITIES

(In millions)	2014	2013	2012

Total pre-tax, OTTI recognized	$322	$756	$190
Pre-tax, OTTI recognized in AOCI	(4)	(31)	(52)
Pre-tax, OTTI recognized in earnings(a)	$318	$725	$138

(a) Included pre-tax, other-than-temporary impairments recorded in earnings related to equity securities of $221 million, $15 million and $37 million in 2014, 2013 and 2012, respectively

Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]
CHANGES IN CUMULATIVE CREDIT LOSS IMPAIRMENTS RECOGNIZED ON DEBT SECURITIES STILL HELD

(In millions)	2014	2013	2012

Cumulative credit loss impairments recognized, beginning of period	$1,021	$459	$557
Credit loss impairments recognized on securities not previously impaired	4	388	26
Incremental credit loss impairments recognized
on securities previously impaired	4	294	40
Less credit loss impairments previously recognized on securities sold
during the period or that we intend to sell	304	120	164
Cumulative credit loss impairments recognized, end of period	$725	$1,021	$459

Schedule of contractual maturities
CONTRACTUAL MATURITIES OF INVESTMENT IN AVAILABLE-FOR-SALE DEBT SECURITIES
(EXCLUDING MORTGAGE-BACKED AND ASSET-BACKED SECURITIES)

	Amortized	Estimated
(In millions)	cost	fair value

Due
Within one year	$2,477	$2,491
After one year through five years	3,411	3,662
After five years through ten years	5,158	5,572
After ten years	18,661	22,768

Supplemental gross realized gains losses on available-for-sale investment securities
GROSS REALIZED GAINS AND LOSSES ON AVAILABLE-FOR-SALE INVESTMENT SECURITIES

(In millions)	2014	2013	2012

GE
Gains	$3	$1	$-
Losses, including impairments	(218)	(20)	(1)
Net	(215)	(19)	(1)

GECC
Gains	122	188	174
Losses, including impairments	(113)	(721)	(206)
Net	9	(533)	(32)
Total	$(206)	$(552)	$(33)